                                   SUPPLEMENT
                              DATED APRIL 27, 2005
                        TO THE HARTFORD ALLOCATION FUNDS
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
              DATED MARCH 1, 2005 (AS SUPPLEMENTED MARCH 15, 2005)
                      FOR THE HARTFORD MUTUAL FUNDS, INC.

     Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, in the "Investment Goal and Principal Investment Strategies of the Underlying Funds" section on page 21, the following paragraphs replace the text of the "Principal Investment Strategy" of The Hartford Advisers Fund in its entirety:

     The fund allocates its assets among three categories:

     - stocks,

     - debt securities, and

     - money market instruments.

     The fund will normally invest in a portfolio of between 50% and 70% in equities, between 30% and 50% in debt securities, and between 1% and 10% in money market instruments. Allocation decisions within these bands are in Wellington Management's discretion and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

     The fund's diversified portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

     In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

     The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

     The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, in the "Investment Goal and Principal Investment Strategies of the Underlying Funds" section on page 24, the following text replaces the "Principal Investment Strategy" of The Hartford Focus Fund in its entirety:

     The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

     The fund's focused portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

     In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price.

     Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, in the "Investment Goal and Principal Investment Strategies of the Underlying Funds" section on pages 37-38, the following text replaces the "Principal Investment Strategy" of The Hartford Stock Fund in its entirety:

     The fund normally invests at least 80% of the fund's assets in the common stocks of high quality companies. The fund's diversified portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

     In general, quality companies in which the fund invests demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. Quality companies in which the fund invests also include companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

     The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE
REFERENCE.

                                   SUPPLEMENT
                              DATED APRIL 27, 2005
                                     TO THE
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 1, 2005
                         FOR THE HARTFORD MUTUAL FUNDS

     Effective May 1, 2005, in the "Investment Management Arrangements" section on page 107, the following footnote is inserted in the "Advisory Fee Payment History" table next to Advisers Fund:

(1) Effective May 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.61%. This policy may be discontinued at any time.

     Effective May 1, 2005, in the "Portfolio Managers" section on pages 121-122, in the "Other Accounts Sub-Advised by Wellington Management" table, the row pertaining to Rand L. Alexander and corresponding footnote 1 are deleted, the footnotes are reordered, and the following is inserted after the row pertaining to Jean M. Hynes:

Steven T. Irons(a)    2   $237,300,000     1   $1,600,000     9   $162,200,000

(a) Effective May, 1, 2005, Mr. Irons was named a portfolio manager of Advisers Fund, Focus Fund and Stock Fund. The information provided in the table above is current as of December 31, 2004.

     In addition, the row pertaining to Saul J. Pannell is replaced with the following:

Saul J. Pannell(b)    2   $21,354,100,000    10(25) $745,700,000  34   $172,500,000

 (b) Effective May 1, 2005, in addition to his duties for Capital Appreciation Fund, Mr. Pannell was named a portfolio manager of Advisers Fund and Stock Fund. The information provided in the table above is current as of December 31, 2004.

(25) The advisory fee for four of these pooled accounts is based upon performance. Assets under management in those accounts total $280,600,000.

     Effective May 1, 2005, in the "Portfolio Managers" section on page 126, in the list of partners of Wellington Management under "Compensation of Wellington Management Portfolio Managers," Rand L. Alexander is deleted and Steven T. Irons is inserted.

     Effective May 1, 2005, in the "Portfolio Managers" section on pages 129-130, in the "Equity Securities Beneficially Owned by Portfolio Managers of Wellington Management" table, the row pertaining to Rand L. Alexander is deleted, and the following is inserted after the row pertaining to Jean M.
Hynes:

Steven T. Irons(a)                        Advisers Fund                                     None
                                          Focus Fund                                        None
                                          Stock Fund                                        None

(a) Effective May, 1, 2005, Mr. Irons was named a portfolio manager of Advisers Fund, Focus Fund and Stock Fund. The information provided in the table above is current as of December 31, 2004.

     In addition, the row pertaining to Saul J. Pannell is replaced with the following:

Saul J. Pannell(b)                        Advisers Fund                                    None
                                          Capital Appreciation Fund                        Over $1,000,000
                                          Stock Fund                                       None

(b) Effective May 1, 2005, in addition to his duties for Capital Appreciation Fund, Mr. Pannell was named a portfolio manager of Advisers Fund and Stock Fund. The information provided in the table above is current as of December 31, 2004.